Assets and liabilities held for sale - Schedule of Assets and Liabilities Held For Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Property, plant and equipment	$ 33,541	$ 30,001	$ 30,352
Intangible assets	17,234	16,786	16,609
Goodwill	13,231	10,261	$ 10,942
Total assets	80,165	73,485
Long-term debt	34,904	32,835
Deferred tax liabilities	6,105	5,244
Other non-current liabilities	1,465	1,646
Debt due within one year	6,155	7,669
Total liabilities	56,855	56,125
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Total assets	7	80
Total liabilities	10	529
Total net assets	(3)	(449)
Bell Media radio stations | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Property, plant and equipment	0	12
Intangible assets	0	26
Goodwill	0	17
Long-term debt	0	7
Deferred tax liabilities	0	6
Other non-current liabilities	0	2
OUTEDGE advertising displays | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Property, plant and equipment	0	22
Intangible assets	0	3
Long-term debt	0	18
Debt due within one year	0	3
Other | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Property, plant and equipment	3	0
Intangible assets	1	0
Trade and other receivables	3	0
Other | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Long-term debt	3	0
Debt due within one year	4	0
Trade payables and other liabilities	3	0
MSLE | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Liabilities included in disposal groups classified as held for sale	$ 0	$ 493